Capital Lease Obligations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2007
Percentage of interest on both leases accrued	8.60%
Debt service coverage ratio, description	Debt service coverage ratio of 1:1
Lease Agreement One [Member]
Lease agreements, value		$ 1,875,000
Lease Agreement Two [Member]
Lease agreements, value		$ 631,000